Revenue - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Line Items]
Sales	$ 324	$ 39	$ 82	$ 0
Contract Assets	0		0	0
Contract Liabilities	$ 0		$ 0	$ 0
Revenue, Performance Obligation, Description of Payment Terms	Contracts do not contain a significant financing component as payment terms on invoiced amounts are typically between 10 to 20 days. Product returns were not significant for the nine months ended September 30, 2021 and 2020, respectively.		Contracts do not contain a significant financing component as payment terms on invoiced amounts are typically between 10 to 20 days. Product returns were not significant in 2020.